UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-21624

Allianz Variable Insurance Products Fund of Funds Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Amanda Farren, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

AZL Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Balanced Index Strategy Fund	$5	0.10%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	10.28%	6.57%	6.07%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Balanced Composite Index	10.76%	7.89%	7.90%

Fund Statistics

Net Assets	$324,929,981
Number of Portfolio Holdings	5
Portfolio Turnover Rate	3%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	48.9%
Domestic Equity Funds	36.8%
International Equity Fund	14.3%

AZL Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822304 08/25

AZL DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA Multi-Strategy Fund	$5	0.09%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	11.34%	9.12%	6.78%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

Fund Statistics

Net Assets	$644,109,770
Number of Portfolio Holdings	3
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	44.4%
Fixed Income Fund	38.4%
International Equity Fund	17.2%

AZL DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822403 08/25

AZL MVP Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Balanced Index Strategy Fund	$7	0.14%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	7.68%	5.91%	5.13%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Balanced Composite Index	10.76%	7.89%	7.90%

Fund Statistics

Net Assets	$696,740,279
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	48.8%
Domestic Equity Funds	36.1%
International Equity Fund	15.1%

AZL MVP Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822809 08/25

AZL MVP DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP DFA Multi-Strategy Fund	$7	0.13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP DFA Multi-Strategy Fund	8.39%	8.18%	5.65%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

Fund Statistics

Net Assets	$1,228,081,368
Number of Portfolio Holdings	5
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.2%
Fixed Income Fund	39.0%
International Equity Fund	17.8%

AZL MVP DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822833 08/25

AZL MVP FIAM Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP FIAM Multi-Strategy Fund	$8	0.15%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	6.52%	5.92%	4.47%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Income and Growth Composite Index	9.84%	6.15%	6.70%

Fund Statistics

Net Assets	$279,233,475
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Balanced Funds	100.0%

AZL MVP FIAM Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822858 08/25

AZL MVP Global Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Global Balanced Index Strategy Fund	$7	0.14%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	8.10%	5.66%	4.38%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
MSCI World Index (net of withholding taxes)	16.26%	14.55%	10.66%
MSCI World Index (gross of withholding taxes)	16.76%	15.09%	11.23%
Global Balanced Composite Index	11.47%	7.13%	6.73%

Fund Statistics

Net Assets	$428,585,765
Number of Portfolio Holdings	10
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
International Equity Fund	50.9%
Fixed Income Fund	49.1%
Convertible Bond	0.0%
Private Placements	0.0%
Corporate Bonds	0.0%

AZL MVP Global Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822874 08/25

AZL MVP Growth Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Growth Index Strategy Fund	$7	0.13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	7.72%	9.07%	6.63%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Growth Composite Index	13.00%	12.25%	10.83%

Fund Statistics

Net Assets	$1,749,192,285
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	53.9%
Fixed Income Fund	23.3%
International Equity Fund	22.8%

AZL MVP Growth Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822882 08/25

AZL MVP Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Moderate Index Strategy Fund	$8	0.15%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	7.89%	7.25%	5.45%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

Fund Statistics

Net Assets	$316,741,167
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	43.2%
Fixed Income Fund	39.3%
International Equity Fund	17.5%

AZL MVP Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822866 08/25

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$7	0.13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	7.40%	9.28%	8.14%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

Fund Statistics

Net Assets	$1,012,768,476
Number of Portfolio Holdings	5
Portfolio Turnover Rate	-%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	81.5%
Fixed Income Fund	18.5%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Shareholder Report - June 30, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822841 08/25

Item 2. Code of Ethics.

                Not applicable.

Item 3. Audit Committee Financial Expert.

                Not applicable.

Item 4. Principal Accountant Fees and Services.

                Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® Balanced Index Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies ( 100 .0% ):
Domestic Equity Funds ( 36 .8% ):
482,551 AZL Mid Cap Index Fund, Class 2 $ 10,408,624
4,064,075 AZL S&P 500 Index Fund, Class 2 102,292,758
580,819 AZL Small Cap Stock Index Fund, Class 2 6,888,516
119,589,898
Fixed Income Fund ( 48 .9% ):
15,985,945 AZL Enhanced Bond Index Fund 158,740,439
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 14 .3% ):
2,238,151 AZL International Index Fund, Class 2 $ 46,620,678
Total Affiliated Investment Companies (Cost $243,201,375) 324,951,015
Total Investment Securities
(Cost $ 243,201,375 ) — 100 .0% 324,951,015
Net other assets (liabilities) — 0 .0%
†
(21,034)
Net Assets — 100.0% $ 324,929,981
† Represents less than 0.05%.

AZL Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 243,201,375
aaa
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Investments in affiliates, at value $ 324,951,015
Interest and dividends receivable 149
Receivable for capital shares issued 23,110
Receivable for affiliated investments sold 501,652
Prepaid expenses 829
Total Assets 325,476,755
Liabilities:
Cash overdraft 501,652
Payable for capital shares redeemed 8,622
Management fees payable 13,149
Administration fees payable 10,717
Custodian fees payable 1,990
Administrative and compliance services fees payable 1,640
Transfer agent fees payable 1,113
Trustee fees payable 867
Other accrued liabilities 7,024
Total Liabilities 546,774
Commitments and contingent liabilities^
Net Assets
$ 324,929,981
Net Assets Consist of:
Paid in capital $ 215,756,895
Total distributable earnings 109,173,086
Net Assets
$ 324,929,981
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,588,642
Net Asset Value (offering and redemption price per share) $ 15.78
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 411
Total Investment Income 411
Expenses:
Management fees 80,403
Administration fees 41,335
Custodian fees 4,853
Administrative and compliance services fees 4,632
Transfer agent fees 4,077
Trustee fees 8,290
Professional fees 10,467
Shareholder reports 2,256
Other expenses 2,322
Total expenses 158,635
Net Investment Income/(Loss)
(158,224)
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 2,903,220
Change in net unrealized appreciation/depreciation on affiliated underlying funds 17,464,977
Net realized and Change in net unrealized gains/losses on
investments
20,368,197
Change in Net Assets Resulting From Operations
$ 20,209,973

AZL Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (158,224) $ 8,641,564
Net realized gains/(losses) on investments 2,903,220 20,765,236
Change in unrealized appreciation/depreciation on investments 17,464,977 (1,592,915)
Change in net assets resulting from operations 20,209,973 27,813,885
Distributions to Shareholders:
Distributions — (14,621,822)
Change in net assets resulting from distributions to shareholders — (14,621,822)
Capital Transactions:
Proceeds from shares issued 2,396,420 3,647,291
Proceeds from dividends reinvested — 14,621,822
Value of shares redeemed (30,335,427) (46,427,551)
Change in net assets resulting from capital transactions (27,939,007) (28,158,438)
Change in net assets (7,729,034) (14,966,375)
Net Assets:
Beginning of period 332,659,015 347,625,390
End of period $ 324,929,981 $ 332,659,015
Share Transactions:
Shares issued 157,026 246,383
Dividends reinvested — 969,617
Shares redeemed (2,018,193) (3,121,198)
Change in shares (1,861,167) (1,905,198)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$14.82 $14.28 $13.76 $17.96 $17.48 $16.46
Investment Activities:
Net Investment Income/(Loss)(a) (0.01) 0.37  0.20  0.21  0.15  0.33
Net Realized and Unrealized Gains/(Losses)
on Investments 0.97  0.83  1.49  (2.97) 1.56  1.62
Total from Investment Activities 0.96  1.20  1.69  (2.76) 1.71  1.95
Distributions to Shareholders From:
Net Investment Income —  (0.22) (0.27) (0.37) (0.34) (0.33)
Net Realized Gains —  (0.44) (0.90) (1.07) (0.89) (0.60)
Total Dividends —  (0.66) (1.17) (1.44) (1.23) (0.93)
Net Asset Value, End of Period
$15.78 $14.82 $14.28 $13.76 $17.96 $17.48
Total Return
(b) 6.48%(c) 8.36% 13.21% (15.10)% 10.04% 12.24%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $324,930 $332,659 $347,625 $343,081 $445,174 $417,253
Net Investment Income/(Loss)(d) (0.10)% 2.52% 1.43% 1.35% 0.85% 2.01%
Expenses Before Reductions*(d)(e) 0.10% 0.10% 0.09% 0.09% 0.08% 0.09%
Expenses Net of Reductions*(d) 0.10% 0.10% 0.09% 0.09% 0.08% 0.09%
Portfolio Turnover Rate 3%(c) 12% 5% 8% 13% 19%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL Balanced Index Strategy Fund 0.05% 0.20%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 167,169,124 $ 2,108,970 $ (16,544,559) $ (2,419,244) $ 8,426,148 $ 158,740,439 15,985,945 $ — $ —
AZL International Index Fund,
Class 2 45,253,594 14,730 (7,026,313) 1,352,859 7,025,808 46,620,678 2,238,151 — —
AZL Mid Cap Index Fund, Class 2 10,318,624 631,078 (612,398) 93,163 (21,843) 10,408,624 482,551 — —
AZL S&P 500 Index Fund, Class 2 103,147,864 5,902,561 (12,911,095) 3,820,101 2,333,327 102,292,758 4,064,075 — —
AZL Small Cap Stock Index Fund,
Class 2 6,991,253 560,250 (420,865) 56,341 (298,463) 6,888,516 580,819 — —
$ 332,880,459 $ 9,217,589 $ (37,515,230) $ 2,903,220 $ 17,464,977
$ 324,951,015
$ — $ —

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2025, the Fund did not directly invest in derivatives.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 324,951,015 $ — $ — $ 324,951,015
Total Investment Securities $324,951,015 $— $— $324,951,015
Purchases Sales
AZL Balanced Index Strategy Fund $9,217,589 $37,515,230

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $272,821,776. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $72,869,303
Unrealized (depreciation) (12,810,620)
Net unrealized appreciation/(depreciation) $60,058,683
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $4,927,798 $9,694,024 $14,621,822
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Balanced Index Strategy Fund $8,720,789 $20,183,641 $— $60,058,683 $88,963,113
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA Multi-Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® DFA Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Fund ( 44 .5% ):
17,672,517 AZL DFA U.S. Core Equity Fund $ 286,471,495
Fixed Income Fund ( 38 .4% ):
24,934,014 AZL Enhanced Bond Index Fund 247,594,756
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 17 .2% ):
9,211,133 AZL DFA International Core Equity Fund $ 110,902,046
Total Affiliated Investment Companies (Cost $517,670,865) 644,968,297
Total Investment Securities
(Cost $ 517,670,865 ) — 100 .1% 644,968,297
Net other assets (liabilities) — ( 0 .1 ) % (858,527)
Net Assets — 100.0% $ 644,109,770

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 517,670,865
aaa
aaa
Investments in affiliates, at value $ 644,968,297
Receivable for affiliated investments sold 193,979
Prepaid expenses 1,674
Total Assets 645,163,950
Liabilities:
Cash overdraft 193,979
Payable for capital shares redeemed 797,042
Management fees payable 26,095
Administration fees payable 11,637
Custodian fees payable 4,516
Administrative and compliance services fees payable 3,454
Transfer agent fees payable 1,196
Trustee fees payable 1,820
Other accrued liabilities 14,441
Total Liabilities 1,054,180
Commitments and contingent liabilities^
Net Assets
$ 644,109,770
Net Assets Consist of:
Paid in capital $ 473,830,930
Total distributable earnings 170,278,840
Net Assets
$ 644,109,770
Shares of beneficial interest (unlimited number of shares authorized, no par value) 46,547,045
Net Asset Value (offering and redemption price per share) $ 13.84
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 13
Total Investment Income 13
Expenses:
Management fees 158,579
Administration fees 42,817
Custodian fees 10,537
Administrative and compliance services fees 9,251
Transfer agent fees 4,199
Trustee fees 16,592
Professional fees 20,817
Shareholder reports 4,280
Other expenses 4,836
Total expenses 271,908
Net Investment Income/(Loss)
(271,895)
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 4,189,543
Change in net unrealized appreciation/depreciation on affiliated underlying funds 39,077,507
Net realized and Change in net unrealized gains/losses on
investments
43,267,050
Change in Net Assets Resulting From Operations
$ 42,995,155

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (271,895) $ 15,073,173
Net realized gains/(losses) on investments 4,189,543 59,310,456
Change in unrealized appreciation/depreciation on investments 39,077,507 (13,677,087)
Change in net assets resulting from operations 42,995,155 60,706,542
Distributions to Shareholders:
Distributions — (9,399,757)
Change in net assets resulting from distributions to shareholders — (9,399,757)
Capital Transactions:
Proceeds from shares issued 115,247 417,715
Proceeds from dividends reinvested — 9,399,757
Value of shares redeemed (59,484,512) (119,155,650)
Change in net assets resulting from capital transactions (59,369,265) (109,338,178)
Change in net assets (16,374,110) (58,031,393)
Net Assets:
Beginning of period 660,483,880 718,515,273
End of period $ 644,109,770 $ 660,483,880
Share Transactions:
Shares issued 8,807 33,030
Dividends reinvested — 716,445
Shares redeemed (4,536,259) (9,428,944)
Change in shares (4,527,452) (8,679,469)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$12.93 $12.02 $12.12 $15.44 $14.52 $14.36
Investment Activities:
Net Investment Income/(Loss)(a) (0.01) 0.27  0.16  0.29  0.08  0.22
Net Realized and Unrealized Gains/(Losses)
on Investments 0.92  0.82  1.27  (2.10) 1.89  1.20
Total from Investment Activities 0.91  1.09  1.43  (1.81) 1.97  1.42
Distributions to Shareholders From:
Net Investment Income —  (0.18) (0.37) (0.16) (0.25) (0.45)
Net Realized Gains —  —  (1.16) (1.35) (0.80) (0.81)
Total Dividends —  (0.18) (1.53) (1.51) (1.05) (1.26)
Net Asset Value, End of Period
$13.84 $12.93 $12.02 $12.12 $15.44 $14.52
Total Return
(b) 7.04%(c) 9.04% 13.22% (11.41)% 13.81% 10.64%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $644,110 $660,484 $718,515 $723,314 $937,644 $940,773
Net Investment Income/(Loss)(d) (0.09)% 2.16% 1.31% 2.14% 0.50% 1.60%
Expenses Before Reductions*(d)(e) 0.09% 0.08% 0.08% 0.08% 0.07% 0.08%
Expenses Net of Reductions*(d) 0.09% 0.08% 0.08% 0.08% 0.07% 0.08%
Portfolio Turnover Rate 2%(c) 19% 44% 10% 6% 18%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy
Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL DFA Multi-Strategy Fund 0.05% 0.20%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 107,830,064 $ — $ (17,550,401) $ 754 ,955 $ 19,867,428 $ 110,902,046 9,211,133 $ — $ —
AZL DFA U.S. Core Equity Fund 285,983,124 12,985,982 (25,740,902) 2,832,465 10,410,826 286,471,495 17,672,517 — —
AZL Enhanced Bond Index Fund 267,018,997 — (28,825,617) 602,123 8,799,253 247,594,756 24,934,014 — —
$ 660,832,185 $ 12,985,982 $ (72,116,920) $ 4,189 ,543 $ 39,077,507
$ 644,968,297
$ — $ —

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2025, the Fund did not directly invest in derivatives.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 644,968,297 $ — $ — $ 644,968,297
Total Investment Securities $644,968,297 $— $— $644,968,297
Purchases Sales
AZL DFA Multi-Strategy Fund $12,985,982 $72,116,920

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $573,849,773. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $32,040,228 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $86,982,412
Unrealized (depreciation) –
Net unrealized appreciation/(depreciation) $86,982,412
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $9,399,757 $– $9,399,757
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund $16,882,818 $23,418,455 $— $86,982,412 $127,283,685
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Balanced Index Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies ( 96 .3% ):
Domestic Equity Funds ( 34 .7% ):
1,054,530 AZL Mid Cap Index Fund, Class 2 $ 22,746,217
8,113,535 AZL S&P 500 Index Fund, Class 2 204,217,684
1,271,607 AZL Small Cap Stock Index Fund, Class 2 15,081,256
242,045,157
Fixed Income Fund ( 47 .0% ):
32,989,578 AZL Enhanced Bond Index Fund 327,586,507
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 14 .6% ):
4,867,249 AZL International Index Fund, Class 2 $ 101,384,806
Total Affiliated Investment Companies (Cost $578,253,309) 671,016,470
Total Investment Securities
(Cost $ 578,253,309 ) — 96 .3% 671,016,470
Net other assets (liabilities) — 3 .7% 25,723,809
Net Assets — 100.0% $ 696,740,279
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 41 $ 12,820,188 $ 453,931
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 115 12,894,375 208,569
$ 662,500

AZL MVP Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 578,253,309
aaa
aaa
Investments in affiliates, at value $ 671,016,470
Deposit at broker for futures contracts collateral 25,908,947
Interest and dividends receivable 72,302
Receivable for affiliated investments sold 281,381
Prepaid expenses 1,853
Total Assets 697,280,953
Liabilities:
Cash overdraft 281,381
Payable for capital shares redeemed 155,559
Management fees payable 56,497
Administration fees payable 14,470
Custodian fees payable 5,766
Administrative and compliance services fees payable 4,344
Transfer agent fees payable 1,419
Trustee fees payable 2,281
Other accrued liabilities 18,957
Total Liabilities 540,674
Commitments and contingent liabilities^
Net Assets
$ 696,740,279
Net Assets Consist of:
Paid in capital $ 578,536,043
Total distributable earnings 118,204,236
Net Assets
$ 696,740,279
Shares of beneficial interest (unlimited number of shares authorized, no par value) 53,404,061
Net Asset Value (offering and redemption price per share) $ 13.05
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 558,960
Dividends from non-affiliates 238
Total Investment Income 559,198
Expenses:
Management fees 348,775
Administration fees 46,628
Custodian fees 11,814
Administrative and compliance services fees 10,446
Transfer agent fees 4,377
Trustee fees 18,698
Professional fees 23,686
Shareholder reports 5,161
Other expenses 5,387
Total expenses 474,972
Net Investment Income/(Loss)
84,226
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 3,138,084
Net realized gains/(losses) on futures contracts (16,460,446)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 39,103,933
Change in net unrealized appreciation/depreciation on futures contracts 1,524,381
Net realized and Change in net unrealized gains/losses on
investments
27,305,952
Change in Net Assets Resulting From Operations
$ 27,390,178

AZL MVP Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 84,226 $ 19,786,375
Net realized gains/(losses) on investments (13,322,362) 42,323,207
Change in unrealized appreciation/depreciation on investments 40,628,314 182,080
Change in net assets resulting from operations 27,390,178 62,291,662
Distributions to Shareholders:
Distributions — (43,308,388)
Change in net assets resulting from distributions to shareholders — (43,308,388)
Capital Transactions:
Proceeds from shares issued 3,133,528 2,013,371
Proceeds from dividends reinvested — 43,308,388
Value of shares redeemed (62,965,584) (134,489,155)
Change in net assets resulting from capital transactions (59,832,056) (89,167,396)
Change in net assets (32,441,878) (70,184,122)
Net Assets:
Beginning of period 729,182,157 799,366,279
End of period $ 696,740,279 $ 729,182,157
Share Transactions:
Shares issued 248,979 158,934
Dividends reinvested — 3,394,074
Shares redeemed (4,997,517) (10,559,502)
Change in shares (4,748,538) (7,006,494)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MVP Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$12.54 $12.27 $11.05 $14.38 $14.04 $13.90
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.33  0.21  0.16  0.11  0.24
Net Realized and Unrealized Gains/(Losses)
on Investments 0.51  0.70  1.19  (2.34) 1.26  0.54
Total from Investment Activities 0.51  1.03  1.40  (2.18) 1.37  0.78
Distributions to Shareholders From:
Net Investment Income —  (0.22) (0.06) (0.28) (0.26) (0.27)
Net Realized Gains —  (0.54) (0.12) (0.87) (0.77) (0.37)
Total Dividends —  (0.76) (0.18) (1.15) (1.03) (0.64)
Net Asset Value, End of Period
$13.05 $12.54 $12.27 $11.05 $14.38 $14.04
Total Return
(c) 4.07%(d) 8.28% 12.85% (14.87)% 10.02% 5.98%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $696,740 $729,182 $799,366 $240,254 $324,718 $320,488
Net Investment Income/(Loss)(e) 0.02% 2.56% 1.77% 1.30% 0.74% 1.82%
Expenses Before Reductions*(e)(f) 0.14% 0.14% 0.13% 0.14% 0.13% 0.14%
Expenses Net of Reductions*(e) 0.14% 0.14% 0.13% 0.14% 0.13% 0.14%
Portfolio Turnover Rate 2%(d) 11% 16% 7% 10% 13%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $28.7 million, and the monthly average notional amount for short contracts was $18.8 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
453,931 –
Futures Contracts Receivable for variation margin on futures contracts* $453,931 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 208,569
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $208,569 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
16,521,032 (1,025,529)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (16,521,032) $ 1,025,529
Interest Rate Risk
(60,586) (498,852)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$60,586 $498,852
Annual Rate Annual Expense Limit
AZL MVP Balanced Index Strategy Fund 0.10% 0.20%

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 350,111,957 $ — $ (34,938,426) $ (3,737,017) $ 16,149,993 $ 327,586,507 32,989,578 $ — $ —
AZL International Index Fund,
Class 2 100,108,056 — (17,027,628) 2,157,734 16,146,644 101,384,806 4,867,249 — —
AZL Mid Cap Index Fund, Class 2 21,689,065 1,469,966 (566,040) 45,513 107,713 22,746,217 1,054,530 — —
AZL S&P 500 Index Fund, Class 2 206,817,218 12,420,650 (26,928,047) 4,660,251 7,247,612 204,217,684 8,113,535 — —
AZL Small Cap Stock Index Fund,
Class 2 14,443,473 1,272,201 (97,992) 11,603 (548,029) 15,081,256 1,271,607 — —
$ 693,169,769 $ 15,162,817 $ (79,558,133) $ 3,138,084 $ 39,103,933
$ 671,016,470
$ — $ —

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 671,016,470 $ — $ — $ 671,016,470
Total Investment Securities 671,016,470 — — 671,016,470
Other Financial Instruments:
*
Futures Contracts 662,500 — — 662,500
Total Investments $671,678,970 $— $— $671,678,970
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Balanced Index Strategy Fund $15,162,817 $79,558,133

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $644,098,808. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $58,818,576
Unrealized (depreciation) (9,747,615)
Net unrealized appreciation/(depreciation) $49,070,961
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $30,191,032 $13,117,356 $43,308,388
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund $41,742,224 $18,417,532 $— $49,070,961 $109,230,717
(a) The differences between book-basis and tax-basis unrealized appreciation /( depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP DFA Multi-Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP DFA Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies ( 96 .0% ):
Domestic Equity Fund ( 41 .5% ):
31,411,462 AZL DFA U.S. Core Equity Fund $ 509,179,802
Fixed Income Fund ( 37 .4% ):
46,275,468 AZL Enhanced Bond Index Fund 459,515,393
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 17 .1% ):
17,479,687 AZL DFA International Core Equity Fund $ 210,455,429
Total Affiliated Investment Companies (Cost $1,022,419,991) 1,179,150,624
Total Investment Securities
(Cost $ 1,022,419,991 ) — 96 .0% 1,179,150,624
Net other assets (liabilities) — 4 .0% 48,930,744
Net Assets — 100.0% $ 1,228,081,368
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 97 $ 30,330,688 $ 1,074,098
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 180 20,182,500 326,957
$ 1,401,055

AZL MVP DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 1,022,419,991
aaa
aaa
Investments in affiliates, at value $ 1,179,150,624
Deposit at broker for futures contracts collateral 50,684,933
Interest and dividends receivable 141,724
Receivable for affiliated investments sold 558,528
Prepaid expenses 3,293
Total Assets 1,230,539,102
Liabilities:
Cash overdraft 558,528
Payable for capital shares redeemed 1,732,016
Management fees payable 99,666
Administration fees payable 14,351
Custodian fees payable 10,535
Administrative and compliance services fees payable 7,223
Transfer agent fees payable 1,386
Trustee fees payable 3,799
Other accrued liabilities 30,230
Total Liabilities 2,457,734
Commitments and contingent liabilities^
Net Assets
$ 1,228,081,368
Net Assets Consist of:
Paid in capital $ 967,409,127
Total distributable earnings 260,672,241
Net Assets
$ 1,228,081,368
Shares of beneficial interest (unlimited number of shares authorized, no par value) 101,376,083
Net Asset Value (offering and redemption price per share) $ 12.11
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 1,001,699
Total Investment Income 1,001,699
Expenses:
Management fees 1,230,539
Administration fees 42,861
Custodian fees 20,098
Administrative and compliance services fees 16,209
Transfer agent fees 3,995
Trustee fees 29,006
Professional fees 36,729
Shareholder reports 6,731
Other expenses 8,803
Total expenses before reductions 1,394,971
Less Management fees contractually waived (615,269)
Net expenses 779,702
Net Investment Income/(Loss)
221,997
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 4,854,538
Net realized gains/(losses) on futures contracts (32,957,494)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 75,159,448
Change in net unrealized appreciation/depreciation on futures contracts 3,030,353
Net realized and Change in net unrealized gains/losses on
investments
50,086,845
Change in Net Assets Resulting From Operations
$ 50,308,842

AZL MVP DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 221,997 $ 30,600,577
Net realized gains/(losses) on investments (28,102,956) 107,190,646
Change in unrealized appreciation/depreciation on investments 78,189,801 (18,804,513)
Change in net assets resulting from operations 50,308,842 118,986,710
Distributions to Shareholders:
Distributions — (58,176,909)
Change in net assets resulting from distributions to shareholders — (58,176,909)
Capital Transactions:
Proceeds from shares issued 321,318 639,835
Proceeds from dividends reinvested — 58,176,909
Value of shares redeemed (114,438,873) (241,540,534)
Change in net assets resulting from capital transactions (114,117,555) (182,723,790)
Change in net assets (63,808,713) (121,913,989)
Net Assets:
Beginning of period 1,291,890,081 1,413,804,070
End of period $ 1,228,081,368 $ 1,291,890,081
Share Transactions:
Shares issued 28,50 7 54,336
Dividends reinvested — 4,930,247
Shares redeemed (9,797,021) (20,787,251)
Change in shares (9,768,51 4 ) (15,802,668)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MVP DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$11.62 $11.14 $9.82 $12.21 $11.58 $12.03
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.26  0.14  0.23  0.05  0.16
Net Realized and Unrealized Gains/(Losses)
on Investments 0.49  0.74  1.21  (1.69) 1.51  0.22
Total from Investment Activities 0.49  1.00  1.35  (1.46) 1.56  0.38
Distributions to Shareholders From:
Net Investment Income —  (0.14) (0.02) (0.11) (0.17) (0.34)
Net Realized Gains —  (0.38) (0.01) (0.82) (0.76) (0.49)
Total Dividends —  (0.52) (0.03) (0.93) (0.93) (0.83)
Net Asset Value, End of Period
$12.11 $11.62 $11.14 $9.82 $12.21 $11.58
Total Return
(c) 4.22%(d) 8.95% 13.69% (11.76)% 13.74% 3.77%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,228,081 $1,291,890 $1,413,804 $78,423 $99,979 $90,668
Net Investment Income/(Loss)(e) 0.04% 2.24% 1.38% 2.10% 0.42% 1.44%
Expenses Before Reductions*(e)(f) 0.23% 0.23% 0.23% 0.30% 0.29% 0.30%
Expenses Net of Reductions*(e) 0.13% 0.13% 0.13% 0.15% 0.15% 0.15%
Portfolio Turnover Rate 2%(d) 20% 18% 11% 13% 18%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $51.6 million, and the monthly average notional amount for short contracts was $36.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,074,098 –
Futures Contracts Receivable for variation margin on futures contracts* $1,074,098 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 326,956
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $326,957 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
33,073,754 (2,295,272)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (33,059,991) $ 2,295,272
Interest Rate Risk
(100,971) (735,080)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$102,497 $735,081
Annual Rate* Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund 0.2 0% 0.15%

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 210,253,639 $ — $ (39,699,819) $ 1,827,810 $ 38,073,799 $ 210,455,429 17,479,687 $ — $ —
AZL DFA U.S. Core Equity Fund 521,652,873 23,811,661 (58,876,279) 2,889,266 19,702,281 509,179,802 31,411,462 — —
AZL Enhanced Bond Index Fund 496,168,465 — (54,173,902) 137,462 17,383,368 459,515,393 46,275,468 — —
$ 1,228,074,977 $ 23,811,661 $ (152,750,000) $ 4,854,538 $ 75,159,448
$ 1,179,150,624
$ — $ —

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,179,150,624 $ — $ — $ 1,179,150,624
Total Investment Securities 1,179,150,624 — — 1,179,150,624
Other Financial Instruments:
*
Futures Contracts 1,401,055 — — 1,401,055
Total Investments $1,180,551,679 $— $— $1,180,551,679
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP DFA Multi-Strategy Fund $23,811,661 $152,750,000

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $1,147,263,982. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2025, the Fund had a controlling interest (in excess of 50%) in the AZL DFA U.S. Core Equity
Fund and the AZL DFA International Core Equity Fund, which are each affiliated with the Manager.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $86,736,018
Unrealized (depreciation) (5,925,023)
Net unrealized appreciation/(depreciation) $80,810,995
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $29,503,001 $28,673,908 $58,176,909
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund $64,539,584 $69,517,781 $— $80,810,995 $214,868,360
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Fidelity Institutional Asset Management
Multi-Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Company (95.8%):
Balanced Funds (95.8%):
16,932,812 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 267,538,423
Total Affiliated Investment Company (Cost $209,356,139) 267,538,423
Total Investment Securities
(Cost $209,356,139 ) — 95.8% 267,538,423
Net other assets (liabilities) — 4.2% 11,695,052
Net Assets — 100.0% $ 279,233,475
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 15 $ 4,690,313 $ 166,072
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 62 6,951,750 113,039
$ 279,111

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 209,356,139
aaa
aaa
Investments in affiliates, at value $ 267,538,423
Deposit at broker for futures contracts collateral 11,782,902
Interest and dividends receivable 32,859
Receivable for capital shares issued 573
Receivable for affiliated investments sold 236,259
Prepaid expenses 756
Total Assets 279,591,772
Liabilities:
Cash overdraft 236,259
Payable for capital shares redeemed 75,557
Management fees payable 21,821
Administration fees payable 12,143
Custodian fees payable 1,866
Administrative and compliance services fees payable 1,518
Transfer agent fees payable 1,206
Trustee fees payable 799
Other accrued liabilities 7,128
Total Liabilities 358,297
Commitments and contingent liabilities^
Net Assets
$ 279,233,475
Net Assets Consist of:
Paid in capital $ 218,378,188
Total distributable earnings 60,855,287
Net Assets
$ 279,233,475
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,560,461
Net Asset Value (offering and redemption price per share) $ 13.58
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 229,997
Dividends from non-affiliates 353
Total Investment Income 230,350
Expenses:
Management fees 140,504
Administration fees 44,626
Custodian fees 4,343
Administrative and compliance services fees 4,165
Transfer agent fees 4,215
Trustee fees 7,469
Professional fees 9,469
Shareholder reports 2,607
Other expenses 2,088
Total expenses before reductions 219,486
Less expense contractually waived/reimbursed by the Manager (8,730)
Net expenses 210,756
Net Investment Income/(Loss)
19,594
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 4,816,500
Net realized gains/(losses) on futures contracts (7,981,811)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 7,135,283
Change in net unrealized appreciation/depreciation on futures contracts 581,820
Net realized and Change in net unrealized gains/losses on
investments
4,5 51,792
Change in Net Assets Resulting From Operations
$ 4,571,386

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,594 $ 7,024,381
Net realized gains/(losses) on investments (3,165,311) 10,653,138
Change in unrealized appreciation/depreciation on investments 7,717,103 15,618,062
Change in net assets resulting from operations 4,571,386 33,295,581
Distributions to Shareholders:
Distributions — (5,329,858)
Change in net assets resulting from distributions to shareholders — (5,329,858)
Capital Transactions:
Proceeds from shares issued 4,418,287 3,104,394
Proceeds from dividends reinvested — 5,329,858
Value of shares redeemed (25,901,146) (70,186,703)
Change in net assets resulting from capital transactions (21,482,859) (61,752,451)
Change in net assets (16,911,473) (33,786,728)
Net Assets:
Beginning of period 296,144,948 329,931,676
End of period $ 279,233,475 $ 296,144,948
Share Transactions:
Shares issued 332,124 238,428
Dividends reinvested — 398,048
Shares redeemed (1,957,197) (5,423,334)
Change in shares (1,625,073) (4,786,858)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$13.35 $12.23 $11.03 $13.55 $13.00 $12.47
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.29  0.20  0.10  0.05  0.27
Net Realized and Unrealized Gains/(Losses)
on Investments 0.23  1.06  1.18  (1.98) 1.36  0.61
Total from Investment Activities 0.23  1.35  1.38  (1.88) 1.41  0.88
Distributions to Shareholders From:
Net Investment Income —  (0.23) (0.18) (0.09) (0.36) (0.35)
Net Realized Gains —  —  —  (0.55) (0.50) —
Total Dividends —  (0.23) (0.18) (0.64) (0.86) (0.35)
Net Asset Value, End of Period
$13.58 $13.35 $12.23 $11.03 $13.55 $13.00
Total Return
(c) 1.72%(d) 11.06% 12.63% (13.81)% 11.07% 7.16%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $279,233 $296,145 $329,932 $182,383 $243,789 $254,918
Net Investment Income/(Loss)(e) 0.01% 2.23% 1.73% 0.81% 0.35% 2.19%
Expenses Before Reductions*(e)(f) 0.16% 0.16% 0.15% 0.15% 0.14% 0.15%
Expenses Net of Reductions*(e) 0.15% 0.15% 0.15% 0.15% 0.14% 0.15%
Portfolio Turnover Rate 1%(d) 3% 21% 8% 3% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $10.9 million, and the monthly average notional amount for short contracts was $12.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
166,072 –
Futures Contracts Receivable for variation margin on futures contracts* $166,072 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 113,039
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $113,039 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
8,016,050 (329,642)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (8,016,050) $ 329,643
Interest Rate Risk
(34,239) (252,177)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$34,239 $252,177
Annual Rate Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund 0.10% 0.15%

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At June 30, 2025, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Expires
12/31/2027
Expires
12/31/2028
Total
AZL MVP FIAM Multi-Strategy Fund $35,422 $8,730 $44,152
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 281,458,614 $ 3,512,691 $ (29,384,665) $ 4,816,500 $ 7,135,283 $ 267,538,423 16,932,812 $ — $ —

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Company $ 267,538,423 $ — $ — $ 267,538,423
Total Investment Securities 267,538,423 — — 267,538,423
Other Financial Instruments:
*
Futures Contracts 279,111 — — 279,111
Total Investments $267,817,534 $— $— $267,817,534
*
Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP FIAM Multi-Strategy Fund $3,512,691 $29,384,665

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $232,963,227. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $2,368,979 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $48,495,387
Unrealized (depreciation) –
Net unrealized appreciation/(depreciation) $48,495,387
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $5,329,858 $– $5,329,858
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP FIAM Multi-Strategy Fund $13,652,055 $— $— $48,495,387 $62,147,442
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Global Balanced Index Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP Global Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 3 0 , 2025 .
Shares Value
Private Placements (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C, 0.00%*(a)(b) $ 114,647
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd., 0.00%*(a)(b) 3
Total Private Placements (Cost $653,277) 114,650
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14* (a)(b)(c) —
Total Convertible Bond (Cost $—) —
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
8/2/25 @ 100*(a)(b) 6,018
Principal Amount Value
Corporate Bonds, continued
Paper & Forest Products, continued
$ 730,672 Quintis Australia Pty, Ltd., 12.00%, 10/1/28,
Callable 8/2/25 @ 109*(a)(b) $ —
Total Corporate Bonds (Cost $783,003) 6,018
Shares
Affiliated Investment Companies (96.1%):
Fixed Income Fund (47.2%):
20,341,071 AZL Enhanced Bond Index Fund 201,986,833
International Equity Fund (48.9%):
10,800,086 AZL MSCI Global Equity Index Fund, Class 2 209,629,669
Total Affiliated Investment Companies (Cost $335,497,729) 411,616,502
Total Investment Securities
(Cost $336,934,009 ) — 96.1% 411,737,170
Net other assets (liabilities) — 3.9% 16,848,595
Net Assets — 100.0% $ 428,585,765
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2025.
(c) Defaulted bond.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 27 $ 8,442,563 $ 297,307
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 76 8,521,500 137,439
$ 434,746

AZL MVP Global Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 335,497,729
Investments in non-affiliates, at cost 1,436,280
aaa
aaa
Investments in affiliates, at value $ 411,616,502
Investments in non-affiliates, at value 120,668
Deposit at broker for futures contracts collateral 17,262,539
Interest and dividends receivable 47,578
Receivable for investments sold 336,751
Prepaid expenses 1,153
Reclaims receivable 37,518
Total Assets 429,422,709
Liabilities:
Cash overdraft 336,751
Payable for capital shares redeemed 435,971
Management fees payable 34,760
Administration fees payable 11,221
Custodian fees payable 4,067
Administrative and compliance services fees payable 2,119
Transfer agent fees payable 1,109
Trustee fees payable 1,118
Other accrued liabilities 9,828
Total Liabilities 836,944
Commitments and contingent liabilities^
Net Assets
$ 428,585,765
Net Assets Consist of:
Paid in capital $ 376,128,076
Total distributable earnings 52,457,689
Net Assets
$ 428,585,765
Shares of beneficial interest (unlimited number of shares authorized, no par value) 37,173,018
Net Asset Value (offering and redemption price per share) $ 11.53
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 348,293
Dividends from non-affiliates 80
Total Investment Income 348,373
Expenses:
Management fees 215,758
Administration fees 43,979
Custodian fees 10,109
Administrative and compliance services fees 6,225
Transfer agent fees 4,145
Trustee fees 11,148
Professional fees 14,146
Shareholder reports 3,711
Other expenses 3,136
Total expenses 312,357
Net Investment Income/(Loss)
36,016
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (381,339)
Net realized gains/(losses) on affiliated underlying funds 6,338,245
Net realized gains/(losses) on futures contracts (10,928,087)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 368,967
Change in net unrealized appreciation/depreciation on affiliated underlying funds 20,687,785
Change in net unrealized appreciation/depreciation on futures contracts 955,155
Net realized and Change in net unrealized gains/losses on
investments
17,040,726
Change in Net Assets Resulting From Operations
$ 17,076,742

AZL MVP Global Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
Amounts shown as “—” are either $0 or round to less than $1.
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 36,016 $ 11,998,576
Net realized gains/(losses) on investments (4,971,181) 14,740,413
Change in unrealized appreciation/depreciation on investments 22,011,907 17,306,166
Change in net assets resulting from operations 17,076,742 44,045,155
Distributions to Shareholders:
Distributions — (7,719,756)
Change in net assets resulting from distributions to shareholders — (7,719,756)
Capital Transactions:
Proceeds from shares issued 825,555 275,252
Proceeds from dividends reinvested — 7,719,756
Value of shares redeemed (42,454,848) (97,608,681)
Change in net assets resulting from capital transactions (41,629,293) (89,613,673)
Change in net assets (24,552,551) (53,288,274)
Net Assets:
Beginning of period 453,138,316 506,426,590
End of period $ 428,585,765 $ 453,138,316
Share Transactions:
Shares issued 73,875 24,910
Dividends reinvested — 687,423
Shares redeemed (3,810,828) (9,002,481)
Change in shares (3,736,953) (8,290,148)

AZL MVP Global Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$11.08 $10.29 $9.44 $12.31 $12.31 $12.99
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.27  0.14  0.12  0.08  0.19
Net Realized and Unrealized Gains/(Losses)
on Investments 0.45  0.70  1.12  (2.12) 0.89  0.73
Total from Investment Activities 0.45  0.97  1.26  (2.00) 0.97  0.92
Distributions to Shareholders From:
Net Investment Income —  (0.18) (0.41) (0.32) (0.20) (1.22)
Net Realized Gains —  —  —  (0.55) (0.77) (0.38)
Total Dividends —  (0.18) (0.41) (0.87) (0.97) (1.60)
Net Asset Value, End of Period
$11.53 $11.08 $10.29 $9.44 $12.31 $12.31
Total Return
(c) 4.06%(d) 9.44% 13.85% (16.09)% 8.05% 7.81%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $428,586 $453,138 $506,427 $517,879 $691,209 $716,925
Net Investment Income/(Loss)(e) 0.02% 2.47% 1.44% 1.18% 0.61% 1.49%
Expenses Before Reductions*(e)(f) 0.14% 0.14% 0.14% 0.13% 0.13% 0.13%
Expenses Net of Reductions*(e) 0.14% 0.14% 0.14% 0.13% 0.13% 0.13%
Portfolio Turnover Rate 2%(d) 3% 6% 5% 5% 9%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global
Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $18.0 million, and the monthly average notional amount for short contracts was $12.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
297,307 –
Futures Contracts Receivable for variation margin on futures contracts* $297,307 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 137,439
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $137,439 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
10,971,825 (637,641)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (10,971,825) $ 637,641
Interest Rate Risk
(43,738) (317,514)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$43,738 $317,514

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL MVP Global Balanced Index Strategy Fund 0.10% 0.15%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 216,921,097 $ 55,054 $ (22,689,117) $ (3,422,343) $ 11,122,142 $ 201,986,833 20,341,071 $ — $ —
AZL MSCI Global Equity Index Fund,
Class 2 213,595,597 6,911,783 (30,203,942) 9,760,588 9,565,643 209,629,669 10,800,086 — —
$ 430,516,694 $ 6,966,837 $ (52,893,059) $ 6,338,245 $ 20,687,785
$ 411,616,502
$ — $ —

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as
Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Private Placements
+
$ — $ — $ 114,650 $ 114,650
Convertible Bond
+
— — —
#
—
Corporate Bonds
+
— — 6,018 6,018
Affiliated Investment Companies 411,616,502 — — 411,616,502
Total Investment Securities 411,616,502 — 120,668 411,737,170
Other Financial Instruments:
*
Futures Contracts 434,746 — — 434,746
Total Investments $412,051,248 $— $120,668 $412,171,916
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2025.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Global Balanced Index Strategy Fund $6,966,837 $52,893,059

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the 1933 Act or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2025 are identified below.
(a) Acquisition date represents the initial purchase date of the security.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or Principal
Amount
Fair
Value
Percentage of
Net Assets
Grand Rounds, Inc., Series C 3/31/15 $ 399,608
145,123
$ 114,647 0.03%
Jawbone 1/24/17 – 23,389 – 0.00%
Quintis Australia Pty, Ltd. , 7.50% , 10/1/26 , Callable 8/2/25 @ 100 10/25/18 52,331
52,331 6,018
0.00%
Quintis Australia Pty, Ltd. , 12.00% , 10/1/28 , Callable 8/2/25 @ 109 10/25/18 730,672
730,672 –
0.00%
Quintis Pty, Ltd. 10/25/18
253,669 386,370 3
0.00%
REI Agro, Ltd., Registered Shares , 5.50% , 11/13/14 2/7/12 –
400,000
– 0.00%

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $379,916,196. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2025, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index
Fund, which is affiliated with the Manager.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Unrealized appreciation $82,766,142
Unrealized (depreciation) (31,924,040)
Net unrealized appreciation/(depreciation) $50,842,102
Short-Term
Amount
Long-Term
Amount Total
AZL MVP Global Balanced Index Strategy Fund $ – $ 1,736,382 $ 1,736,382
During the year ended December 31, 2024, the Fund utilized $13,871,371 in CLCFs to offset capital gains.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $7,719,756 $– $7,719,756
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Global Balanced Index Strategy Fund $11,998,538 $— $(1,736,382) $50,839,483 $61,101,639
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts and straddles.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Growth Index Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP Growth Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (51.3%):
3,752,724 AZL Mid Cap Index Fund, Class 2 $ 80,946,264
30,333,253 AZL S&P 500 Index Fund, Class 2 763,487,977
4,387,964 AZL Small Cap Stock Index Fund, Class 2 52,041,253
896,475,494
Fixed Income Fund (22.1%):
39,003,363 AZL Enhanced Bond Index Fund 387,303,391
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (21.7%):
18,201,434 AZL International Index Fund, Class 2 $ 379,135,878
Total Affiliated Investment Companies (Cost $1,181,003,166) 1,662,914,763
Total Investment Securities
(Cost $1,181,003,166 ) — 95.1% 1,662,914,763
Net other assets (liabilities) — 4.9% 86,277,522
Net Assets — 100.0% $ 1,749,192,285
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 209 $ 65,351,688 $ 2,313,940
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 194 21,752,250 351,837
$ 2,665,777

AZL MVP Growth Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 1,181,003,166
aaa
aaa
Investments in affiliates, at value $ 1,662,914,763
Deposit at broker for futures contracts collateral 87,413,011
Interest and dividends receivable 255,656
Receivable for affiliated investments sold 649,133
Receivable for variation margin on futures contracts 171
Prepaid expenses 4,714
Total Assets 1,751,237,448
Liabilities:
Cash overdraft 649,133
Payable for capital shares redeemed 1,168,591
Management fees payable 141,284
Administration fees payable 14,763
Custodian fees payable 13,545
Administrative and compliance services fees payable 9,995
Transfer agent fees payable 1,407
Trustee fees payable 5,294
Other accrued liabilities 41,151
Total Liabilities 2,045,163
Commitments and contingent liabilities^
Net Assets
$ 1,749,192,285
Net Assets Consist of:
Paid in capital $ 1,329,718,858
Total distributable earnings 419,473,427
Net Assets
$ 1,749,192,285
Shares of beneficial interest (unlimited number of shares authorized, no par value) 114,177,550
Net Asset Value (offering and redemption price per share) $ 15.32
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 1,650,644
Dividends from non-affiliates 89
Total Investment Income 1,650,733
Expenses:
Management fees 874,115
Administration fees 49,689
Custodian fees 29,239
Administrative and compliance services fees 25,632
Transfer agent fees 4,604
Trustee fees 45,764
Professional fees 58,064
Shareholder reports 9,554
Other expenses 13,332
Total expenses 1,109,993
Net Investment Income/(Loss)
540,740
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 28,057,572
Net realized gains/(losses) on futures contracts (69,784,697)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 92,406,415
Change in net unrealized appreciation/depreciation on futures contracts 5,183,140
Net realized and Change in net unrealized gains/losses on
investments
55,862,430
Change in Net Assets Resulting From Operations
$ 56,403,170

AZL MVP Growth Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 540,740 $ 40,207,653
Net realized gains/(losses) on investments (41,727,125) 166,769,996
Change in unrealized appreciation/depreciation on investments 97,589,555 17,851,544
Change in net assets resulting from operations 56,403,170 224,829,193
Distributions to Shareholders:
Distributions — (107,317,081)
Change in net assets resulting from distributions to shareholders — (107,317,081)
Capital Transactions:
Proceeds from shares issued 2,016,762 4,655,717
Proceeds from dividends reinvested — 107,317,081
Value of shares redeemed (149,542,533) (388,997,620)
Change in net assets resulting from capital transactions (147,525,771) (277,024,822)
Change in net assets (91,122,601) (159,512,710)
Net Assets:
Beginning of period 1,840,314,886 1,999,827,596
End of period $ 1,749,192,285 $ 1,840,314,886
Share Transactions:
Shares issued 135,968 309,767
Dividends reinvested — 7,168,810
Shares redeemed (10,083,197) (26,179,677)
Change in shares (9,947,229) (18,701,100)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MVP Growth Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
If a
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$14.83 $14.00 $12.50 $16.66 $15.77 $16.02
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.31  0.20  0.19  0.14  0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 0.49  1.39  1.84  (2.76) 2.36  0.42
Total from Investment Activities 0.49  1.70  2.04  (2.57) 2.50  0.68
Distributions to Shareholders From:
Net Investment Income —  (0.24) (0.27) (0.26) (0.30) (0.29)
Net Realized Gains —  (0.63) (0.27) (1.33) (1.31) (0.64)
Total Dividends —  (0.87) (0.54) (1.59) (1.61) (0.93)
Net Asset Value, End of Period
$15.32 $14.83 $14.00 $12.50 $16.66 $15.77
Total Return
(c) 3.30%(d) 12.10% 16.81% (15.10)% 16.40% 4.73%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,749,192 $1,840,315 $1,999,828 $1,982,487 $2,641,569 $2,578,042
Net Investment Income/(Loss)(e) 0.06% 2.06% 1.50% 1.32% 0.82% 1.76%
Expenses Before Reductions*(e)(f) 0.13% 0.12% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions*(e) 0.13% 0.12% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate — (b) (d) 14% 4% 10% 6% 12%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0. 5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $81.8 million, and the monthly average notional amount for short contracts was $76.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
2,313,940 –
Futures Contracts Receivable for variation margin on futures contracts* $2,313,940 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 351,837
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $351,837 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
70,039,347 (4,469,323)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (70,039,347) $ 4,469,322
Interest Rate Risk
(254,650) (713,817)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$254,650 $713,818
Annual Rate Annual Expense Limit
AZL MVP Growth Index Strategy Fund 0.10% 0.20%

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 441,903,068 $ — $ (69,684,791) $ (9,113,331) $ 24,198,445 $ 387,303,391 39,003,363 $ — $ —
AZL International Index Fund,
Class 2 378,673,601 — (68,170,658) 13,232,038 55,400,897 379,135,878 18,201,434 — —
AZL Mid Cap Index Fund, Class 2 84,611,702 — (3,669,790) 578,302 (573,950) 80,946,264 3,752,724 — —
AZL S&P 500 Index Fund, Class 2 786,869,284 58,899 (62,724,581) 23,057,382 16,226,993 763,487,977 30,333,253 — —
AZL Small Cap Stock Index Fund,
Class 2 56,994,906 — (2,410,864) 303,181 (2,845,970) 52,041,253 4,387,964 — —
$ 1,749,052,561 $ 58,899 $ (206,660,684) $ 28,057,572 $ 92,406,415
$ 1,662,914,763
$ — $ —

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,662,914,763 $ — $ — $ 1,662,914,763
Total Investment Securities 1,662,914,763 — — 1,662,914,763
Other Financial Instruments:
*
Futures Contracts 2,665,777 — — 2,665,777
Total Investments $1,665,580,540 $— $— $1,665,580,540
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Growth Index Strategy Fund $58,899 $206,660,684

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $1,389,939,571. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $410,753,048
Unrealized (depreciation) (51,640,058)
Net unrealized appreciation/(depreciation) $359,112,990
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $63,325,732 $43,991,349 $107,317,081
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund $118,528,072 $71,950,230 $— $359,112,990 $549,591,292
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Moderate Index Strategy Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP Moderate Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies (95.6%):
Domestic Equity Funds (41.3%):
532,124 AZL Mid Cap Index Fund, Class 2 $ 11,477,909
4,407,153 AZL S&P 500 Index Fund, Class 2 110,928,033
699,760 AZL Small Cap Stock Index Fund, Class 2 8,299,155
130,705,097
Fixed Income Fund (37.6%):
11,992,963 AZL Enhanced Bond Index Fund 119,090,127
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.7%):
2,548,608 AZL International Index Fund, Class 2 $ 53,087,512
Total Affiliated Investment Companies (Cost $248,166,093) 302,882,736
Total Investment Securities
(Cost $248,166,093 ) — 95.6% 302,882,736
Net other assets (liabilities) — 4.4% 13,858,431
Net Assets — 100.0% $ 316,741,167
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 26 $ 8,129,875 $ 288,023
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 49 5,494,125 88,901
$ 376,924

AZL MVP Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 248,166,093
aaa
aaa
Investments in affiliates, at value $ 302,882,736
Deposit at broker for futures contracts collateral 13,973,719
Interest and dividends receivable 39,084
Receivable for affiliated investments sold 349,271
Prepaid expenses 853
Total Assets 317,245,663
Liabilities:
Cash overdraft 349,271
Payable for capital shares redeemed 105,989
Management fees payable 25,609
Administration fees payable 10,818
Custodian fees payable 2,300
Administrative and compliance services fees payable 1,525
Transfer agent fees payable 1,073
Trustee fees payable 807
Other accrued liabilities 7,104
Total Liabilities 504,496
Commitments and contingent liabilities^
Net Assets
$ 316,741,167
Net Assets Consist of:
Paid in capital $ 256,677,283
Total distributable earnings 60,063,884
Net Assets
$ 316,741,167
Shares of beneficial interest (unlimited number of shares authorized, no par value) 22,746,401
Net Asset Value (offering and redemption price per share) $ 13.92
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 265,441
Dividends from non-affiliates 2
Total Investment Income 265,443
Expenses:
Management fees 159,585
Administration fees 43,106
Custodian fees 5,807
Administrative and compliance services fees 4,567
Transfer agent fees 4,070
Trustee fees 8,164
Professional fees 10,371
Shareholder reports 2,744
Other expenses 2,308
Total expenses before reductions 240,722
Less expense contractually waived/reimbursed by the Manager (2,282)
Net expenses 238,440
Net Investment Income/(Loss)
27,003
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 4,138,310
Net realized gains/(losses) on futures contracts (9,039,543)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 16,277,385
Change in net unrealized appreciation/depreciation on futures contracts 791,258
Net realized and Change in net unrealized gains/losses on
investments
12,167,410
Change in Net Assets Resulting From Operations
$ 12,194,413

AZL MVP Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
Amounts shown as “—” are either $0 or round to less than $1.
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 27,003 $ 8,346,542
Net realized gains/(losses) on investments (4,901,233) 26,851,806
Change in unrealized appreciation/depreciation on investments 17,068,643 (710,379)
Change in net assets resulting from operations 12,194,413 34,487,969
Distributions to Shareholders:
Distributions — (18,037,204)
Change in net assets resulting from distributions to shareholders — (18,037,204)
Capital Transactions:
Proceeds from shares issued 43,621 173,620
Proceeds from dividends reinvested — 18,037,204
Value of shares redeemed (30,346,481) (79,126,975)
Change in net assets resulting from capital transactions (30,302,860) (60,916,151)
Change in net assets (18,108,447) (44,465,386)
Net Assets:
Beginning of period 334,849,614 379,315,000
End of period $ 316,741,167 $ 334,849,614
Share Transactions:
Shares issued 3,305 12,912
Dividends reinvested — 1,327,241
Shares redeemed (2,251,926) (5,881,048)
Change in shares (2,248,621) (4,540,895)

AZL MVP Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$13.40 $12.84 $11.61 $15.50 $15.11 $14.96
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.31  0.18  0.17  0.12  0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 0.52  0.98  1.46  (2.60) 1.70  0.64
Total from Investment Activities 0.52  1.29  1.64  (2.43) 1.82  0.90
Distributions to Shareholders From:
Net Investment Income —  (0.23) (0.24) (0.28) (0.30) (0.27)
Net Realized Gains —  (0.50) (0.17) (1.18) (1.13) (0.48)
Total Dividends —  (0.73) (0.41) (1.46) (1.43) (0.75)
Net Asset Value, End of Period
$13.92 $13.40 $12.84 $11.61 $15.50 $15.11
Total Return
(c) 3.88%(d) 9.93% 14.59% (15.38)% 12.46% 6.44%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $316,741 $334,850 $379,315 $391,943 $523,972 $533,854
Net Investment Income/(Loss)(e) 0.02% 2.32% 1.49% 1.31% 0.76% 1.83%
Expenses Before Reductions*(e)(f) 0.15% 0.15% 0.14% 0.13% 0.13% 0.13%
Expenses Net of Reductions*(e) 0.15% 0.15% 0.14% 0.13% 0.13% 0.13%
Portfolio Turnover Rate 2%(d) 12% 3% 8% 6% 18%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $13.6 million, and the monthly average notional amount for short contracts was $10.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
288,023 –
Futures Contracts Receivable for variation margin on futures contracts* $288,023 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 88,902
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $88,901 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
9,068,901 (595,777)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (9,068,901) $ 595,777
Interest Rate Risk
(29,358) (195,483)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$29,358 $195,481
Annual Rate Annual Expense Limit
AZL MVP Moderate Index Strategy Fund 0.10% 0.15%

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

At June 30, 2025, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Expires
12/31/2028
Total
AZL MVP Moderate Index Strategy Fund $2,282 $2,282
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 128,943,747 $ — $ (14,426,839) $ (1,728,496) $ 6,301,715 $ 119,090,127 11,992,963 $ — $ —
AZL International Index Fund,
Class 2 54,231,035 — (11,004,942) 1,887,582 7,973,837 53,087,512 2,548,608 — —
AZL Mid Cap Index Fund, Class 2 11,625,078 605,240 (799,830) 102,603 (55,182) 11,477,909 532,124 — —
AZL S&P 500 Index Fund, Class 2 115,279,762 4,749,959 (15,368,399) 3,851,407 2,415,304 110,928,033 4,407,153 — —
AZL Small Cap Stock Index Fund,
Class 2 8,282,384 579,243 (229,397) 25,214 (358,289) 8,299,155 699,760 — —
$ 318,362,006 $ 5,934,442 $ (41,829,407) $ 4,138,310 $ 16,277,385
$ 302,882,736
$ — $ —

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 302,882,736 $ — $ — $ 302,882,736
Total Investment Securities 302,882,736 — — 302,882,736
Other Financial Instruments:
*
Futures Contracts 376,924 — — 376,924
Total Investments $303,259,660 $— $— $303,259,660
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Moderate Index Strategy Fund $5,934,442 $41,829,407

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $283,662,667. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $50,820,882
Unrealized (depreciation) (16,121,543)
Net unrealized appreciation/(depreciation) $34,699,339
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $11,777,950 $6,259,254 $18,037,204
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP Moderate Index Strategy Fund $21,950,323 $10,842,139 $— $34,699,339 $67,491,801
(a) The differences between book-basis and tax-basis unrealized appreciation /( depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Semi-Annual Financial Statements and Other Information
June 30, 2025
(Unaudited)

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
June 30, 2025 (Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2025 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.5%):
10,999,966 AZL S&P 500 Index Fund, Class 2 $ 276,869,153
27,103,999 AZL T. Rowe Price Capital Appreciation Fund 507,657,909
784,527,062
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (17.5%):
17,912,648 AZL Enhanced Bond Index Fund $ 177,872,597
Total Affiliated Investment Companies (Cost $769,566,454) 962,399,659
Total Investment Securities
(Cost $769,566,454 ) — 95.0% 962,399,659
Net other assets (liabilities) — 5.0% 50,368,817
Net Assets — 100.0% $ 1,012,768,476
Futures Contracts
At June 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/19/25 97 $ 30,330,688 $ 1,073,934
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/25 180 20,182,500 327,810
$ 1,401,744

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2025
(Unaudited)
Assets:
Investments in affiliates, at cost $ 769,566,454
aaa
aaa
Investments in affiliates, at value $ 962,399,659
Deposit at broker for futures contracts collateral 50,698,441
Interest and dividends receivable 143,426
Receivable for affiliated investments sold 706,320
Prepaid expenses 2,754
Total Assets 1,013,950,600
Liabilities:
Cash overdraft 706,320
Payable for capital shares redeemed 338,902
Management fees payable 82,068
Administration fees payable 13,821
Custodian fees payable 7,117
Administrative and compliance services fees payable 5,808
Transfer agent fees payable 1,343
Trustee fees payable 3,074
Other accrued liabilities 23,671
Total Liabilities 1,182,124
Commitments and contingent liabilities^
Net Assets
$ 1,012,768,476
Net Assets Consist of:
Paid in capital $ 818,315,145
Total distributable earnings 194,453,331
Net Assets
$ 1,012,768,476
Shares of beneficial interest (unlimited number of shares authorized, no par value) 79,270,155
Net Asset Value (offering and redemption price per share) $ 12.78
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 916,486
Dividends from non-affiliates 148
Total Investment Income 916,634
Expenses:
Management fees 510,528
Administration fees 47,474
Custodian fees 15,585
Administrative and compliance services fees 15,103
Transfer agent fees 4,438
Trustee fees 27,036
Professional fees 34,331
Shareholder reports 5,293
Other expenses 7,877
Total expenses 667,665
Net Investment Income/(Loss)
248,969
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds 14,135,088
Net realized gains/(losses) on futures contracts (35,263,348)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 37,069,031
Change in net unrealized appreciation/depreciation on futures contracts 2,765,828
Net realized and Change in net unrealized gains/losses on
investments
18,706,599
Change in Net Assets Resulting From Operations
$ 18,955,568

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2025
For the
Year Ended
December 31, 2024
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 248,969 $ 24,287,452
Net realized gains/(losses) on investments (21,128,260) 63,377,019
Change in unrealized appreciation/depreciation on investments 39,834,859 55,201,843
Change in net assets resulting from operations 18,955,568 142,866,314
Distributions to Shareholders:
Distributions — (95,003,090)
Change in net assets resulting from distributions to shareholders — (95,003,090)
Capital Transactions:
Proceeds from shares issued 3,958,835 4,860,343
Proceeds from dividends reinvested — 95,003,090
Value of shares redeemed (89,478,065) (228,621,343)
Change in net assets resulting from capital transactions (85,519,230) (128,757,910)
Change in net assets (66,563,662) (80,894,686)
Net Assets:
Beginning of period 1,079,332,138 1,160,226,824
End of period $ 1,012,768,476 $ 1,079,332,138
Share Transactions:
Shares issued 315,266 371,715
Dividends reinvested — 7,612,427
Shares redeemed (7,186,649) (17,918,496)
Change in shares (6,871,383) (9,934,354)
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
(Unaudited)
Net Asset Value, Beginning of Period
$12.53 $12.08 $11.23 $15.13 $14.07 $13.85
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.27  0.16  0.11  0.12  0.19
Net Realized and Unrealized Gains/(Losses)
on Investments 0.25  1.32  1.69  (2.21) 2.21  0.87
Total from Investment Activities 0.25  1.59  1.85  (2.10) 2.33  1.06
Distributions to Shareholders From:
Net Investment Income —  (0.65) (1.00) (1.02) (0.55) (0.39)
Net Realized Gains —  (0.49) —  (0.78) (0.72) (0.45)
Total Dividends —  (1.14) (1.00) (1.80) (1.27) (0.84)
Net Asset Value, End of Period
$12.78 $12.53 $12.08 $11.23 $15.13 $14.07
Total Return
(c) 2.00%(d) 13.23% 17.36% (13.71)% 17.04% 8.02%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,012,768 $1,079,332 $1,160,227 $1,152,334 $1,477,978 $1,372,669
Net Investment Income/(Loss)(e) 0.05% 2.13% 1.37% 0.85% 0.78% 1.41%
Expenses Before Reductions*(e)(f) 0.13% 0.13% 0.13% 0.12% 0.12% 0.12%
Expenses Net of Reductions*(e) 0.13% 0.13% 0.13% 0.12% 0.12% 0.12%
Portfolio Turnover Rate — (b) (d) 5% 9% 10% 10% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.00 5 or 0.5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price
Capital Appreciation Plus Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the period ended June 30, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2025, the monthly average notional amount for long contracts was $42.4 million, and the monthly average notional amount for short contracts was $42.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,073,934 –
Futures Contracts Receivable for variation margin on futures contracts* $1,073,934 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 327,810
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $327,810 Payable for variation margin on futures contracts* $ —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
35,423,015 (2,095,108)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (35,41 3, 639 ) $ 2,095,108
Interest Rate Risk
(148,765) (670,720)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$150,291 $670,720
Annual Rate Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 0.10% 0.15%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/25
Shares
as of
06/30/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 195,638,116 $ 1,034,812 $ (25,646,955) $ (4,205,125) $ 11,051,749 $ 177,872,597 17,912,648 $ — $ —
AZL S&P 500 Index Fund, Class 2 288,814,630 1,599,016 (29,396,540) 13,101,233 2,750,814 276,869,153 10,999,966 — —
AZL T. Rowe Price Capital
Appreciation Fund 540,887,047 — (61,734,586) 5,238,980 23,266,468 507,657,909 27,103,999 — —
$ 1,025,339,793 $ 2,633,828 $ (116,778,081) $ 14,135,088 $ 37,069,031
$ 962,399,659
$ — $ —

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 962,399,659 $ — $ — $ 962,399,659
Total Investment Securities 962,399,659 — — 962,399,659
Other Financial Instruments:
*
Futures Contracts 1,401,744 — — 1,401,744
Total Investments $963,801,403 $— $— $963,801,403
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $2,633,828 $116,778,081

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
June 30, 2025 (Unaudited)

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 was $876,394,244. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2025, the Fund had a controlling interest (in excess of 50%) in the AZL T. Rowe Price Capital
Appreciation Fund, which is affiliated with the Manager.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $173,700,608
Unrealized (depreciation) (24,755,059)
Net unrealized appreciation/(depreciation) $148,945,549
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $57,493,633 $37,509,457 $95,003,090
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $64,766,426 $19,315,080 $— $148,945,549 $233,027,055
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0625 08/25
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 26, 2025

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date August 26, 2025